SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Jul. 13, 2022	Oct. 01, 2021	Jul. 02, 2021	Jun. 28, 2021	Jun. 17, 2020	Sep. 30, 2022	Sep. 30, 2021	Jun. 24, 2020	Dec. 11, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized						500,000,000	500,000,000		50,000,000
Ordinary stock, par value						$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued					15,500,000	8,396,226	8,330,000	5,166,667	15,500,000
Reverse stock split, description					1-for-3 shares
Redemption of shares during period					10,333,333
Ordinary shares, shares outstanding						8,396,226	8,330,000	5,166,667
Statutory surplus reserve, description						Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital
Restricted cash equivalents						$ 1,804,116	$ 1,050,721
Restricted net assets						$ 17,516,406	$ 16,591,987
Xi'an DT [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate						25.00%
Tianjin YHX [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate						49.00%	49.00%
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised						101,200
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value				$ 0.0001
Ordinary shares, shares issued	31,845	20,381
Warrants terms				5 years
Warrant exercise price				$ 5.00
Ordinary shares sold percentage				4.00%
Offering price				$ 5.00
Warrants exercisable year				5 years
IPO [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued				101,200
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value				$ 0.0001
Sale of stock, shares issued				2,200,000
Sale of stock, price per share				$ 5.00
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised	50,600	50,600		50,600
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value			$ 0.0001
Over-Allotment Option [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value			$ 0.0001
Sale of stock, shares issued			330,000
Sale of stock, price per share			$ 5.00